SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of derivatives

	PURCHASED OPTIONS (CONTRACTS)	WARRANTS (NOTIONAL VALUE)	WRITTEN OPTIONS (CONTRACTS)
Firsthand Technology Value Fund, Inc.	—	1,146,353	—